Note 21 - Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]
				Income per common share
	Interest income	Net interest income	Net income	Basic	Diluted
	(Dollars in thousands, except per share data)
2012
First quarter	$5,877	$4,417	$1,003	$.29	$.29
Second quarter	$5,682	$4,422	$1,203	$.35	$.35
Third quarter	$5,564	$4,501	$1,104	$.32	$.32
Fourth quarter	$5,468	$4,576	$1,175	$.34	$.34

2011
First quarter	$6,983	$5,093	$766	$.22	$.22
Second quarter	$6,854	$4,854	$987	$.29	$.29
Third quarter	$6,451	$4,669	$248	$.07	$.07
Fourth quarter	$6,173	$4,519	$942	$.27	$.27